Statements of cash flows - Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Cash Flow Noncash Investing and Financing Activities Disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	₩ (493,871)	$ (391,899)	₩ (150,327)	₩ 59,360
Changes in other comprehensive income related to valuation of assets of associate	612		1,526	(2,298)
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	(9,835)	(7,804)	7,107	4,420
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	14,594		79	3,575
Changes in the investment assets of associates due to the transfer of assets held-for-sale	0		(52)	(50,411)
Changes in financial assets at FVTPL and assets held-for-sale	0		0	(2,385)
Changes in the property, plant and equipment due to the transfer of assets held-for-sale	(13,109)		(12,852)	0
Transfer of investment properties and premises and equipment	7,153		6,095	30,431
Changes in account payables related to premises and equipment	281		0	0
Changes in account payables related to intangible assets	(11,530)		(11,640)	(11,639)
Changes in right-of-use assets and lease liabilities	194,236		150,644	222,587
Comprehensive stock exchange	0		64,301	0
Changes in other comprehensive income related to foreign operation translation	₩ 32,536	$ 25,818	₩ 246,808	₩ (153,472)